Schedule of potential exposures to these future lease payments (Details) - SGD ($)	Dec. 31, 2024	Dec. 13, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 6,500	$ 72,000	$ 60,560
Office [member]
IfrsStatementLineItems [Line Items]
Lease liabilities			32,403
Potential future lease payments not included in lease liabilities			$ 261,494